LONG-TERM PAYABLES, CURRENT	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
LONG-TERM PAYABLES, CURRENT

17. LONG-TERM PAYABLES, CURRENT

In May 2016, the Company entered into two loans with government entity (Xiangyang High tech Industrial Development Zone Management Committee). The purpose of the borrowing was solely for the development of the Electric Vehicle industry in Xiangyang, PRC, and the funds cannot be used for any other purpose. The loans bear no interest and the maturity date will depend on the development status.

Because of the nature of these loans, the Company was subject to the fulfillment of covenants relating to the Company’s consolidated statement of financial position performance and results. However, due to the Covid-19 pandemic and the specific regulations issued, the Company was unable to meet the conditions in the loan agreements and, therefore, was unable to apply for the government subsidies to repay the US$95,580 thousand at the due date of July 2022. As a result, the loan was reclassified as current as of June 30, 2024 and December 31, 2023. In addition, the Company needs to pay a penalty of US$720 thousand, which is equal to 5% of the cost of the land use right. The lender also has the following rights, 1) to require the Company to pay back all the potential loss caused by the default; 2) repossess the land in Xiangyang; 3) require the Company to pay back all the government subsidies which are related to this project. As of September 30, 2024, the Company was unable to meet the conditions in the loan agreement, therefore there are no subsidies receivable by the Company from the government.

The carrying value of the borrowings approximates their fair value as of June 30, 2024 and December 31, 2023. As of June 30, 2024 and December 31, 2023, the outstanding principal of the loans were US$95,580 thousand and US$97,832 thousand, respectively. The difference in the principal was primarily due to the change in the currency exchange rate.

Management has performed a detailed analysis of the potential loss and determined the outcome is uncertain as of September 30, 2024. The Company also is proactively negotiating with the lenders to extend the terms of the loans. At the same time, the Company plans to expand production to meet the conditions described in the loan agreements.

In June 2023, the Company pledged machinery and equipment, molds and tooling with a carrying amount of approximately US$11,101 thousand, buildings with a carrying amount of approximately US$14,938 thousand and land use rights with a carrying amount of US$13,909 thousand to the two government entities to secure the above-mentioned loans’ principal and related interest claims.